EATON VANCE VARIABLE TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus and statement of additional information dated May 1, 2007 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 12 (“Amendment No. 12”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 12 was filed electronically with the Commission (Accession No. 0000940394-07-000437) on April 27, 2007.

Eaton Vance VT Floating-Rate Income Fund Eaton Vance VT Large-Cap Value Fund Eaton Vance VT Worldwide Health Sciences Fund

EATON VANCE VARIABLE TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner, Esq.
Secretary

Dated: May 1, 2007